Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO named executive officers (“NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.  The pay versus performance disclosure should not be deemed incorporated by reference into any other filing under the Securities Act of 1933 or the Securities Exchange Act of 1934.

					Value of Initial Fixed $100 Investment based on:[4]
Year	Summary Compensation Table Total for PEO¹ ($)	Compensation Actually Paid to PEO¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Diluted Earnings Per Share[5] ($)
2023	1,560,517	1,197,550	773,562	612,725	137.87	84.70	107.7	$3.67
2022	1,962,364	2,312,092	898,772	1,033,291	169.80	88.96	93.3	$3.21
2021	1,548,814	3,364,352	786,865	1,575,947	163.84	116.64	74.6	$2.97
2020	1,268,318	1,122,055	701,121	634,328	101.76	86.37	58.9	$2.59

(1)	James A. Hillebrand was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Phillip S. Poindexter	Phillip S. Poindexter	Phillip S. Poindexter	Phillip S. Poindexter
T. Clay Stinnett	T. Clay Stinnett	T. Clay Stinnett	T. Clay Stinnett
Kathy C. Thompson	Kathy C. Thompson	Kathy C. Thompson	Kathy C. Thompson
William M. Dishman III	William M. Dishman III	Michael V. Rehm	Michael V. Rehm

(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by our PEO and non-PEO NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.

(3)

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

PEO Total Compensation Amount	$ 1,560,517	$ 1,962,364	$ 1,548,814	$ 1,268,318
PEO Actually Paid Compensation Amount	$ 1,197,550	2,312,092	3,364,352	1,122,055
Adjustment To PEO Compensation, Footnote
Year	Summary Compensation Table Total for James A. Hillebrand ($)	Exclusion of Change in Pension Value for James A. Hillebrand ($)	Exclusion of Stock Awards and Option Awards for James A. Hillebrand ($)	Inclusion of Pension Service Cost for James A. Hillebrand ($)	Inclusion of Equity Values for James A. Hillebrand ($)	Compensation Actually Paid to James A. Hillebrand ($)
2023	1,560,517	0	(658,708)	0	295,733	1,197,550

Non-PEO NEO Average Total Compensation Amount	$ 773,562	898,772	786,865	701,121
Non-PEO NEO Average Compensation Actually Paid Amount	$ 612,725	1,033,291	1,575,947	634,328
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	773,562	(11,629)	(249,414)	0	100,206	612,725

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Equity Valuation Assumption Difference, Footnote
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for James A. Hillebrand ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for James A. Hillebrand ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for James A. Hillebrand ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for James A. Hillebrand ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for James A. Hillebrand ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for James A. Hillebrand ($)	Total - Inclusion of Equity Values for James A. Hillebrand ($)
2023	620,293	(319,739)	0	(4,821)	0	0	295,733

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	234,799	(140,954)	0	6,361	0	0	100,206

(4)

The Peer Group Total Shareholder Return (TSR) set forth in this table utilizes the KBW NASDAQ Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW NASDAQ Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)

We determined diluted earnings per share to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure in prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid, Company TSR and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the cumulative TSR for the KBW NASDAQ Bank Index over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Average Non-PEO NEOs Compensation Actually Paid and Diluted Earnings Per Share

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s Diluted Earnings Per Share during the four most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and each of the non-PEO NEOs for 2023 to Company performance. The measures in this table are not ranked.  We refer you to the section captioned “Compensation Discussion and Analysis” beginning on page 40 of this Proxy Statement for a discussion of each of these measures and how they are used in our executive compensation program.

James A. Hillebrand	Philip S. Poindexter	T. Clay Stinnett	Kathy C. Thompson	Michael V. Rehm
Diluted Earnings Per Share Return on Average Assets	Diluted Earnings Per Share Return on Average Assets	Diluted Earnings Per Share Return on Average Assets	Diluted Earnings Per Share Return on Average Assets Net New Business* Income Before Overhead Allocation and Taxes*	Diluted Earnings Per Share Return on Average Assets Loan Growth

*	Two of Ms. Thompson’s financial measures, net new business and income before overhead allocation and taxes, relate strictly to her line of business, wealth management and trust.

Total Shareholder Return Amount	$ 137.87	169.8	163.84	101.76
Peer Group Total Shareholder Return Amount	84.7	88.96	116.64	86.37
Net Income (Loss)	$ 107,700,000	$ 93,300,000	$ 74,600,000	$ 58,900,000
Company Selected Measure Amount	3.67	3.21	2.97	2.59
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Net New Business
Measure:: 4
Pay vs Performance Disclosure
Name	Income Before Overhead Allocation and Taxes
Measure:: 5
Pay vs Performance Disclosure
Name	Loan Growth
Exclusion of Change in Pension Value PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Exclusion of Stock Awards and Option Awards PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(658,708)
Inclusion of Pension Service Cost PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Inclusion of Equity Values PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	295,733
Average Exclusion of Change in Pension Value for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,629)
Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(249,414)
Average Inclusion of Pension Service Cost for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Average Inclusion of Equity Values for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,206
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	620,293
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(319,739)
Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,821)
Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,799
Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(140,954)
Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,361
Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0